INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

13. INCOME TAXES

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

British Virgin Islands

Vigorous is incorporated in British Virgin Islands and conducts its primary business operations through the subsidiary in Hong Kong. Under the current laws of British Virgin Islands, British Virgin Islands levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and the Company is therefore not subject to tax on income or capital gains arising in British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Sereno is subject to a two-tiered income tax rate in Hong Kong. The first HK$2,000,000 of profits are taxed at a rate of 8.25%, while any remaining profits are taxed at the standard rate of 16.5%.

The following table summarizes the composition of income tax expense for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Current income tax expense	2,010,472	2,199,591	-	-
Deferred tax expenses	151,343	1,063	-	-
	2,161,815	2,200,654	-	-

Tax Rate Reconciliation

The reconciliation between the Hong Kong statutory income tax rate applicable to the Company’s profits and the income tax expense is presented below:

	For the years ended December 31,
	2023	2024	2025
	HK$	HK$	HK$	US$ (Note 2(e))
Profit / (Loss) before provision for income taxes	14,267,488	14,070,908	(23,550,966)	(3,019,356)

Income tax expenses computed at statutory rate	2,354,135	2,321,699	(3,885,909)	(498,193)
Tax effect of preferential tax rate	(165,000)	(165,000)	-	-
Tax effect of expenses not deductible for tax purpose	-	53,307	1,407,274	180,419
Tax effect of income not subject to tax	(26,795)	(7,852)	(1,560)	(200)
Tax effect on temporary difference not recognized in previous period	2,475	-	-	-
Changes in valuation allowance	-	-	2,480,195	317,974
Tax effect of tax deduction	(3,000)	(1,500)	-	-
Total income tax expense	2,161,815	2,200,654	-	-

Deferred Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s deferred tax liabilities were as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Deferred tax liabilities, net, beginning balance:
Accelerated tax depreciation	(309,198)	(392,986)	(50,383)
Allowance for credit losses on accounts receivable	81,463	165,178	21,177
Allowance for credit losses on amount due from related companies	1,268	278	36
Total deferred tax liabilities	(226,467)	(227,530)	(29,170)
Charged to consolidated statement of operations:
Accelerated tax depreciation	(83,788)	-	-
Allowance for credit losses on accounts receivable	83,715	-	-
Reversal of allowance for credit losses on amount due from related company	(990)	-	-
Tax loss	-	-	-
Deferred tax liabilities, net, ending balance	(227,530)	(227,530)	(29,170)

Realization of Deferred Tax Assets

The realization of the net deferred tax assets is dependent upon several factors, including future reversals of existing taxable temporary differences and the generation of adequate future taxable income. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis, considering both positive and negative evidence.

The Company assesses deferred tax assets under the “more-likely-than-not” criteria, based on recurring profitability and the expected availability of future taxable income to offset temporary differences and tax loss carry forwards. Tax loss carry forwards are assessed with respect to their expiration periods and the probability of future taxable income sufficient to utilize these losses.

For the year ended December 31, 2025, the Company did not recognize any deferred tax assets as management determined that it is not more likely than not that such assets will be realized. This determination was based on the operating loss incurred during the current year and the uncertainty regarding future taxable income, taking into account historical performance and financial projections.

The unutilized tax losses carried forward as of December 31 2025 amounted to HK$6,489,126 (US$831,939). The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the jurisdiction in which the entity operates. These tax losses have no expiry date.

Uncertain Tax Positions

In accordance with ASC 740-10, the Company evaluates each uncertain tax position based on its technical merits, and measures any unrecognized benefits associated with tax positions. Each position is reviewed individually, considering past audits, interpretations of tax law, and developments in tax regulations. The Company assesses whether it is more likely than not that a tax position will be sustained upon examination by the relevant tax authorities, based solely on the technical merits of the position.

As of December 31, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company also did not accrue any liability, interest, or penalties related to uncertain tax positions, as there were no positions where it was determined that an unfavourable outcome was probable.

The Company continues to monitor developments in tax law and evaluates any changes in its tax positions on a quarterly basis. Should any uncertain tax positions arise in the future, the Company will measure and record any potential liabilities in accordance with ASC 740.